SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 89.4%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Auto and Parts -- 3.0%
------------------------------------------------------------
BorgWarner, Inc.                           1,300  $   65,546
------------------------------------------------------------
                                                  $   65,546
------------------------------------------------------------
Cement -- 3.0%
------------------------------------------------------------
Lafarge North America, Inc.                2,000  $   65,700
------------------------------------------------------------
                                                  $   65,700
------------------------------------------------------------
Chemical -- 2.5%
------------------------------------------------------------
RPM, Inc.                                  3,600  $   55,008
------------------------------------------------------------
                                                  $   55,008
------------------------------------------------------------
Communications Services -- 1.4%
------------------------------------------------------------
MIM Corp.(1)                               5,200  $   30,160
------------------------------------------------------------
                                                  $   30,160
------------------------------------------------------------
Computer / Communications Related -- 3.1%
------------------------------------------------------------
Actel Corp.(1)                             2,300  $   37,306
Veeco Instruments, Inc.(1)                 2,600      30,056
------------------------------------------------------------
                                                  $   67,362
------------------------------------------------------------
Construction / Engineering -- 3.4%
------------------------------------------------------------
Granite Construction, Inc.                 2,800  $   43,400
Insituform Technologies, Inc.(1)           1,800      30,690
------------------------------------------------------------
                                                  $   74,090
------------------------------------------------------------
Electrical Equipment -- 4.6%
------------------------------------------------------------
Baldor Electric Co.                        2,000  $   39,500
Belden, Inc.                               3,300      50,226
Cable Design Technologies Corp.(1)         1,500       8,850
------------------------------------------------------------
                                                  $   98,576
------------------------------------------------------------
Electronics -- 4.0%
------------------------------------------------------------
Bel Fuse, Inc.                             3,200  $   64,224
Technitrol, Inc.                           1,400      22,596
------------------------------------------------------------
                                                  $   86,820
------------------------------------------------------------
Energy / Non-Oil -- 7.1%
------------------------------------------------------------
NUI Corp.                                  1,800  $   31,068
SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Energy / Non-Oil (continued)
------------------------------------------------------------
Piedmont Natural Gas Co., Inc.             1,800  $   63,630
Questar Corp.                              2,100      58,422
------------------------------------------------------------
                                                  $  153,120
------------------------------------------------------------
Entertainment -- 1.5%
------------------------------------------------------------
Racing Champions Corp.(1)                  2,400  $   32,760
------------------------------------------------------------
                                                  $   32,760
------------------------------------------------------------
Food Wholesalers / Retailers -- 2.1%
------------------------------------------------------------
SUPERVALU, Inc.                            2,800  $   46,228
------------------------------------------------------------
                                                  $   46,228
------------------------------------------------------------
Household Products -- 5.5%
------------------------------------------------------------
Church & Dwight Co., Inc.                  2,300  $   69,989
Libbey, Inc.                               1,900      49,400
------------------------------------------------------------
                                                  $  119,389
------------------------------------------------------------
Industrial Products -- 5.5%
------------------------------------------------------------
CLARCOR, Inc.                              1,300  $   41,951
Teleflex, Inc.                             1,800      77,202
------------------------------------------------------------
                                                  $  119,153
------------------------------------------------------------
Insurance -- 3.1%
------------------------------------------------------------
Protective Life Corp.                      2,400  $   66,048
------------------------------------------------------------
                                                  $   66,048
------------------------------------------------------------
Manufacturing - Special -- 1.0%
------------------------------------------------------------
Excel Technology, Inc.(1)                  1,200  $   21,468
------------------------------------------------------------
                                                  $   21,468
------------------------------------------------------------
Medical Products -- 2.6%
------------------------------------------------------------
Inamed Corp.(1)                            1,800  $   55,440
------------------------------------------------------------
                                                  $   55,440
------------------------------------------------------------
Medical Services / Supplies -- 7.1%
------------------------------------------------------------
Cambrex Corp.                              1,300  $   39,273
DENTSPLY International, Inc.               1,000      37,200
PolyMedica Corp.(1)                        1,400      43,176

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Medical Services / Supplies (continued)
------------------------------------------------------------
West Pharmaceutical Services, Inc.         1,400  $   34,160
------------------------------------------------------------
                                                  $  153,809
------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.7%
------------------------------------------------------------
Newfield Exploration Co.(1)                1,600  $   57,680
XTO Energy, Inc.                           1,800      44,460
------------------------------------------------------------
                                                  $  102,140
------------------------------------------------------------
Packaging -- 2.9%
------------------------------------------------------------
AptarGroup, Inc.                           2,000  $   62,480
------------------------------------------------------------
                                                  $   62,480
------------------------------------------------------------
REITS -- 1.0%
------------------------------------------------------------
Mack-Cali Realty Corp.                       700  $   21,210
------------------------------------------------------------
                                                  $   21,210
------------------------------------------------------------
Restaurants -- 2.9%
------------------------------------------------------------
CBRL Group, Inc.                           1,600  $   48,208
Outback Steakhouse, Inc.                     400      13,776
------------------------------------------------------------
                                                  $   61,984
------------------------------------------------------------
Retail - Restaurants -- 1.9%
------------------------------------------------------------
Applebee's International, Inc.             1,800  $   41,744
------------------------------------------------------------
                                                  $   41,744
------------------------------------------------------------
Retailing -- 6.9%
------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)               2,700  $   49,410
Claire's Stores, Inc.                      1,400      30,898
Footstar, Inc.(1)                          3,400      23,664
ShopKo Stores, Inc.(1)                     3,600      44,820
------------------------------------------------------------
                                                  $  148,792
------------------------------------------------------------
Semiconductor Equipment -- 2.1%
------------------------------------------------------------
International Rectifier Corp.(1)           2,400  $   44,304
------------------------------------------------------------
                                                  $   44,304
------------------------------------------------------------
Toys -- 2.5%
------------------------------------------------------------
JAKKS Pacific, Inc.(1)                     4,000  $   53,880
------------------------------------------------------------
                                                  $   53,880
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Transportation -- 4.0%
------------------------------------------------------------
Arkansas Best Corp.(1)                     2,500  $   64,952
Roadway Corp.                                600      22,086
------------------------------------------------------------
                                                  $   87,038
------------------------------------------------------------
Total Common Stocks
   (identified cost $1,937,479)                   $1,934,249
------------------------------------------------------------
Total Investments -- 89.4%
   (identified cost $1,937,479)                   $1,934,249
------------------------------------------------------------
Other Assets, Less Liabilities -- 10.6%           $  229,199
------------------------------------------------------------
Net Assets -- 100.0%                              $2,163,448
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $1,937,479)                            $1,934,249
Cash                                         357,234
Receivable from the Investment Adviser        31,802
Interest and dividends receivable              1,101
----------------------------------------------------
TOTAL ASSETS                              $2,324,386
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  145,079
Payable to affiliate for Trustees' fees        1,910
Accrued expenses                              13,949
----------------------------------------------------
TOTAL LIABILITIES                         $  160,938
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $2,163,448
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $2,166,678
Net unrealized depreciation (computed on
   the basis of identified cost)              (3,230)
----------------------------------------------------
TOTAL                                     $2,163,448
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2002(1)
Investment Income
-------------------------------------------------
Dividends                                 $ 3,041
Interest                                      288
-------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,329
-------------------------------------------------

Expenses
-------------------------------------------------
Investment adviser fee                    $ 2,719
Trustees' fees and expenses                 1,910
Legal and accounting services              19,864
Custodian fee                               5,162
Miscellaneous                               5,135
-------------------------------------------------
TOTAL EXPENSES                            $34,790
-------------------------------------------------
Deduct --
   Allocation of expenses to the
      Investment Adviser                  $31,802
-------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $31,802
-------------------------------------------------

NET EXPENSES                              $ 2,988
-------------------------------------------------

NET INVESTMENT INCOME                     $   341
-------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,107)
-------------------------------------------------
NET REALIZED LOSS                         $(1,107)
-------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,230)
-------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,230)
-------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,337)
-------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,996)
-------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2002(1)
--------------------------------------------------------------
From operations --
   Net investment income                  $                341
   Net realized loss                                    (1,107)
   Net change in unrealized appreciation
      (depreciation)                                    (3,230)
--------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $             (3,996)
--------------------------------------------------------------
Capital transactions --
   Contributions                          $          2,105,971
   Withdrawals                                         (38,537)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $          2,067,434
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $          2,063,438
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $            100,010
--------------------------------------------------------------
AT END OF PERIOD                          $          2,163,448
--------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            PERIOD ENDED
                                                            DECEMBER 31, 2002(1)
------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Net expenses                                                        1.10%(2)
   Net investment income                                               0.13%(2)
Portfolio Turnover                                                        2%
------------------------------------------------------------------------------------
TOTAL RETURN                                                          (8.90)%
------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                           $ 2,163
------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect an allocation of expenses to the
   Investment Adviser. Had such action not been taken the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                           12.79%(2)
   Net investment loss                                               (11.56)%(2)
------------------------------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on March 18, 2002 seeks to achieve long-term total return by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. At
   December 31, 2002, the Eaton Vance Small-Cap Value Fund held an approximate 95.8% interest in the Portfolio.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, June 28, 2002, to December 31, 2002, the advisory fee amounted to $2,719. To reduce the net investment loss of the Portfolio, EVM was allocated $31,802 of the Portfolio's operating expenses for the period from the start of business, June 28, 2002, to December 31, 2002. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, June 28, 2002, to December 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $1,954,511 and $15,925, respectively, for the period from the start of business, June 28, 2002, to December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,938,126
    ----------------------------------------------------
    Gross unrealized appreciation             $   38,838
    Gross unrealized depreciation                (42,715)
    ----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (3,877)
    ----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options,

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, June 28, 2002, to December 31, 2002.

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP VALUE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Value Portfolio (the Portfolio) as of December 31, 2002, and the related statements of operations and changes in net assets, and the supplementary data for the period from the start of business, June 28, 2002, to December 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Small-Cap Value Portfolio as of December 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, June 28, 2002, to December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 31, 2003

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Small-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, "EVD" means Eaton Vance Distributors, Inc. and "Fox" means Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a controlled subsidiary of EVC.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2002      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41              Trust; President   Trust since 1989;   Chief Executive Officer
                       and Trustee of      President and     of EVC, EV, EVM and
                       the Portfolio       Trustee of the    BMR; Director of EV;
                                          Portfolio since    Vice President and
                                                2002         Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2002      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 2002      Harvard University                              (telecommunication
                                                             Graduate School of                              services company)
                                                             Business Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2002      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2002      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1989;   Consultant.
                                          of the Portfolio
                                             since 2002

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr. 5/31/58            Trust; Vice                          EVM, BMR, EVC and EV; Chief
                        President of                         Investment Officer of EVM and
                       the Portfolio                         BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 George C. Pierides  Vice President of       Since 2002      Managing Director of Fox.
 12/16/57              the Portfolio                         Officer of 2 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E.           Vice President of       Since 1996      Vice President of EVM and BMR.
 Smiley, Jr.             the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD, EV and EVC. Officer
                                            since 2002       of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Barbara E.             Treasurer of         Since 2002      Vice President of EVM and BMR.
 Campbell 6/19/57      the Portfolio                         Officer of 190 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.